Business segment information - Schedule of geographic information analyses the bank's revenue and non-current assets by the bank's country (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Reporting Segment [Line Items]
Revenue	$ 266,119	$ 166,672	$ 104,206
Non-current assets	19,399	19,386	19,374
Argentina
Disclosure of Reporting Segment [Line Items]
Revenue	4,748	4,721	5,454
Non-current assets	80	117	157
Brazil
Disclosure of Reporting Segment [Line Items]
Revenue	25,630	15,100	9,802
Non-current assets	292	125	138
Chile
Disclosure of Reporting Segment [Line Items]
Revenue	11,273	8,072	3,180
Non-current assets	0	0	0
Colombia
Disclosure of Reporting Segment [Line Items]
Revenue	32,584	16,192	12,116
Non-current assets	181	35	51
Costa Rica
Disclosure of Reporting Segment [Line Items]
Revenue	10,358	9,161	7,674
Non-current assets	0	0	0
Dominican Republic
Disclosure of Reporting Segment [Line Items]
Revenue	20,164	9,325	3,424
Non-current assets	0	0	0
Ecuador
Disclosure of Reporting Segment [Line Items]
Revenue	15,107	12,576	8,990
Non-current assets	0	0	0
El Salvador
Disclosure of Reporting Segment [Line Items]
Revenue	2,209	2,297	1,207
Non-current assets	0	0	0
Guatemala
Disclosure of Reporting Segment [Line Items]
Revenue	24,061	16,961	10,862
Non-current assets	0	0	0
Honduras
Disclosure of Reporting Segment [Line Items]
Revenue	6,312	6,081	841
Non-current assets	0	0	0
Jamaica
Disclosure of Reporting Segment [Line Items]
Revenue	3,337	2,525	1,646
Non-current assets	0	0	0
Mexico
Disclosure of Reporting Segment [Line Items]
Revenue	35,442	24,767	17,318
Non-current assets	400	14	75
Panama
Disclosure of Reporting Segment [Line Items]
Revenue	6,753	6,015	5,872
Non-current assets	18,119	18,994	18,795
Paraguay
Disclosure of Reporting Segment [Line Items]
Revenue	2,734	2,488	1,529
Non-current assets	0	0	0
Peru
Disclosure of Reporting Segment [Line Items]
Revenue	20,501	8,733	3,299
Non-current assets	0	0	0
Trinidad and Tobago
Disclosure of Reporting Segment [Line Items]
Revenue	6,832	6,330	7,215
Non-current assets	0	0	0
Uruguay
Disclosure of Reporting Segment [Line Items]
Revenue	1,208	1,533	540
Non-current assets	0	0	0
Other
Disclosure of Reporting Segment [Line Items]
Revenue	36,866	13,795	3,237
Non-current assets	$ 327	$ 101	$ 158